NON-CONTROLLING INTEREST (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)
NON-CONTROLLING INTEREST
Paid-in Capital	¥ 6,656,000	$ 911,868	¥ 6,656,000	$ 917,904
Capital contribution receivable due from non-controlling Interest	(48,870,000)	(6,695,163)	(48,870,000)	(6,739,481)
Unappropriated retained earnings (deficit)	(4,307,207)	(590,084)	(4,165,937)	(358,742)
Accumulated other comprehensive loss	(30,703)	(4,206)	(30,703)	(4,234)
Valuation increase shared by minority shareholders	34,790,000	4,766,210	34,790,000	4,797,760
Total non-controlling interests	(11,761,910)	$ (1,611,375)	(11,620,640)	$ (1,386,793)
BHD
NON-CONTROLLING INTEREST
Paid-in Capital	1,651,000		1,651,000
Unappropriated retained earnings (deficit)	3,477,493		3,477,494
Accumulated other comprehensive loss	(18,850)		(18,850)
Total non-controlling interests	5,109,643		5,109,644
Nanjing Recon
NON-CONTROLLING INTEREST
Paid-in Capital	200,000		200,000
Unappropriated retained earnings (deficit)	3,616,001		3,616,001
Accumulated other comprehensive loss	(11,853)		(11,853)
Total non-controlling interests	3,804,148		3,804,148
Gan Su BHD
NON-CONTROLLING INTEREST
Paid-in Capital	4,805,000		4,805,000
Capital contribution receivable due from non-controlling Interest	0
Unappropriated retained earnings (deficit)	(8,081,772)		(7,547,154)
Accumulated other comprehensive loss	0
Valuation increase shared by minority shareholders	0
Total non-controlling interests	(3,276,772)		(2,742,154)
Qinghai BHD
NON-CONTROLLING INTEREST
Paid-in Capital	0
Capital contribution receivable due from non-controlling Interest	0
Unappropriated retained earnings (deficit)	(1,575,468)		(1,581,474)
Accumulated other comprehensive loss	0
Valuation increase shared by minority shareholders	0
Total non-controlling interests	(1,575,468)		(1,581,474)
FGS
NON-CONTROLLING INTEREST
Capital contribution receivable due from non-controlling Interest	(48,870,000)		(48,870,000)
Unappropriated retained earnings (deficit)	(1,743,461)		(2,130,804)
Valuation increase shared by minority shareholders	34,790,000		34,790,000
Total non-controlling interests	¥ (15,823,461)		¥ (16,210,804)